Supplementary Financial Statement Information (Tables)	12 Months Ended
Dec. 31, 2020
Supplementary Financial Statement Information [Abstract]
Condensed Balance Sheet [Table Text Block]
	December 31
	2020	2019
a. Accounts receivable and prepaid expenses
Institutions	$81	$124
Prepaid expenses	158	84
Other	-	62
	$239	$270
b. Trade payable, breakdown by currency:
USD	$240	$35
NIS	558	798
	$798	$833
c. Accounts payable and accruals - other:
Employees and institutions for employees	$671	$799
Provisions for vacation and others	360	245
Royalties and Other	912	159
	$1,943	$1,203

Schedule of disaggregated revenues text block
	Year ended December 31
	2020	2019	2018
Revenues from licensing agreement (see Note 2(p))	$3,600	$-	$4,085
Revenues from the sales of goods	2,108	1,949	739
Revenues from the rendering of services	429	369	190
Total revenues	$6,137	$2,318	$5,014

Schedule of revenues by geographical area
	Year ended December 31
	2020	2019	2018
United states and Canada	$5,768	$2,078	$4,868
Europe	369	240	’146
Total revenues	$6,137	$2,318	$5,014

Schedule of revenue by major customers table textBlock
	2020	2019	2018
Customer A	4,929	1,374	4,274

Customer B	822	242	-

Customer C	-	419	505

Schedule of changes in deferred revenues relating to goods
	2020	2019	2018
Balance at beginning of year	$(942)	$(1,950)	$-
Contract liability recognized during the period	(270)	-	(1,959)
Revenue recognized during the period	1,005	1,008	9

Balance at end of year(1)	(207)	(942)	(1,950)
Contract liability presented in current liabilities	(207)	(942)	(970)
Contract liability presented in non-current liabilities	-	-	(980)

Schedule of long-lived assets
	Year ended December 31
	2020	2019	2018
Payroll and related expenses	$1,973	$1,954	$1,968
Share-based payments	464	549	457
Subcontractors and consultants	125	77	296
Consumables and materials	262	304	309
Depreciation and amortization	408	354	220
Rent and maintenance	824	1,082	874
Other	9	122	80
	4,065	4,442	4,204
Less:

IIA participation in R&D expenses, see Note 7(a)	-	(28)	(327)
	-	(28)	(327)
	$4,065	$4,414	$3,877
	Year ended December 31
	2020	2019	2018
Payroll and related expenses	$1,495	$1,293	$1,152
Share-based payments (1)	1,075	576	977
Directors’ salary and insurance	573	415	168
Rent and office maintenance	205	84	89
Professional services	1,045	1,012	1,111
Depreciation	48	33	23
Other	228	243	203
	$4,669	$3,656	$3,723

Schedule of financial expenses
	Year ended December 31
	2020	2019	2018
Financial expenses:
Bank and other fees	$11	$63	$17
Remeasurement of financial instruments	-	3,230	2,154
Other financing expenses	23	10	9
Total financial expenses	$34	$3,303	$2,180

Financial income:
Remeasurement of financial instruments	$40	-	-
Total financial income	$40	$-	$-